Schedule of Remaining Lease Payments (Details)	Dec. 31, 2022 USD ($)
Finance And Operating Leases
2023	$ 133,161
2024	133,161
2025	102,090
Total remaining lease payments (undiscounted)	368,412
Less: imputed interest	15,241
Present value of lease liabilities	$ 353,171